Contingencies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Potential Earn-Out Payments

The following table represents the estimated undiscounted earn-out payments to be paid in each of the following fiscal years:

	2014	2015	2016	Total
	(remaining)
Earn-out payments (in thousands):
Cash	$259	$513	$2,578	$3,350
Equity	58	37	539	634

Total estimated earn-out payments(1)	$317	$550	$3,117	$3,984

(1)	The Company generally has the right but not the obligation to satisfy a portion of the earn-out payments in stock.

The following table represents the estimated undiscounted earn-out payments to be paid in each of the following fiscal years:

	2014	2015	2016	Total
Earn-out payments:
Cash	$253	$673	$2,582	$3,508
Equity	55	58	540	653

Total estimated earn-out payments(1)	$308	$731	$3,122	$4,161